Non-controlling interests (Details 1) - KRW (₩) ₩ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Net assets attributable to NCI at beginning of the year	₩ (590,774)
Acquisition Merger	2,615,327
Profit allocated to NCI	(2,366,962)
OCI allocated to NCI	48,903
Net assets attributable to NCI at the end of the year	293,506	₩ (590,774)
Net assets attributable to NCI at the end of the year	293,506	(590,774)
Play F&B Co., Ltd. [Member]
IfrsStatementLineItems [Line Items]
Net assets attributable to NCI at beginning of the year	(590,774)	411,556	₩ 720,382
Acquisition Merger
Profit allocated to NCI	(694,822)	(1,016,820)	(344,836)
OCI allocated to NCI	22,996	14,490	36,011
Net assets attributable to NCI at the end of the year	(1,262,600)	(590,774)	411,556
Net assets attributable to NCI at the end of the year	(1,262,600)	(590,774)	₩ 411,556
LAMP [Member]
IfrsStatementLineItems [Line Items]
Net assets attributable to NCI at beginning of the year
Acquisition Merger	732,249
Profit allocated to NCI	(603,536)
OCI allocated to NCI	4,295
Net assets attributable to NCI at the end of the year	133,008
Net assets attributable to NCI at the end of the year	133,008
Bidangil [Member]
IfrsStatementLineItems [Line Items]
Net assets attributable to NCI at beginning of the year
Acquisition Merger	1,715,156
Profit allocated to NCI	(379,913)
OCI allocated to NCI
Net assets attributable to NCI at the end of the year	1,335,243
Net assets attributable to NCI at the end of the year	1,335,243
Apeitda [Member]
IfrsStatementLineItems [Line Items]
Net assets attributable to NCI at beginning of the year
Acquisition Merger	404,930
Profit allocated to NCI	(155,582)
OCI allocated to NCI	5,843
Net assets attributable to NCI at the end of the year	255,191
Net assets attributable to NCI at the end of the year	255,191
Anseilen [Member]
IfrsStatementLineItems [Line Items]
Net assets attributable to NCI at beginning of the year
Acquisition Merger	(285,787)
Profit allocated to NCI	(380,432)
OCI allocated to NCI	5,283
Net assets attributable to NCI at the end of the year	(660,936)
Net assets attributable to NCI at the end of the year	(660,936)
Solaire [Member]
IfrsStatementLineItems [Line Items]
Net assets attributable to NCI at beginning of the year
Acquisition Merger	48,779
Profit allocated to NCI	(152,677)
OCI allocated to NCI	10,486
Net assets attributable to NCI at the end of the year	(93,412)
Net assets attributable to NCI at the end of the year	₩ (93,412)